Compensation Arrangements Compensation Arrangements	12 Months Ended
Dec. 31, 2016
Compensation Arrangements [Abstract]
Compensation Arrangements
COMPENSATION ARRANGEMENTS
Groupon, Inc. Stock Plans
In January 2008, the Company adopted the 2008 Stock Option Plan, as amended (the "2008 Plan"), under which options for up to 64,618,500 shares of common stock were authorized to be issued to employees, consultants and directors of the Company. The 2008 Plan was frozen in December 2010. In April 2010, the Company established the Groupon, Inc. 2010 Stock Plan, as amended in April 2011 (the "2010 Plan"), under which options and restricted stock units ("RSUs") for up to 20,000,000 shares of common stock were authorized for future issuance to employees, consultants and directors of the Company. No new awards may be granted under the 2010 Plan following the Company's initial public offering in November 2011. In August 2011, the Company established the Groupon, Inc. 2011 Stock Plan (the "2011 Plan"), as amended in November 2013, May 2014 and June 2016, under which options, RSUs and performance stock units for up to 150,000,000 shares of common stock were authorized for future issuance to employees, consultants and directors of the Company.
The Groupon, Inc. Stock Plans described above (the "Plans") are administered by the Compensation Committee of the Board, which determines the number of awards to be issued, the corresponding vesting schedule and the exercise price for options. As of December 31, 2016, 79,487,111 shares were available for future issuance under the Plans. Prior to January 2008, the Company issued stock options and RSUs that are governed by employment agreements, some of which are still outstanding.
The Company recognized stock-based compensation expense from continuing operations of $115.1 million, $138.7 million and $111.9 million for the years ended December 31, 2016, 2015 and 2014, respectively, related to stock awards issued under the Plans and acquisition-related awards. The Company recognized stock-based compensation expense from discontinued operations of $3.1 million, $8.7 million and $10.1 million for the years ended December 31, 2016, 2015 and 2014. The Company also capitalized $9.3 million, $12.2 million and $11.2 million of stock-based compensation for the years ended December 31, 2016, 2015 and 2014, respectively, in connection with internally-developed software.
As of December 31, 2016, a total of $103.0 million of unrecognized compensation costs related to unvested stock awards and unvested acquisition-related awards are expected to be recognized over a remaining weighted-average period of 1.01 years.
Employee Stock Purchase Plan
The Company is authorized to grant up to 10,000,000 shares of common stock under its employee stock purchase plan ("ESPP"). For the years ended December 31, 2016, 2015 and 2014, 1,669,782, 1,037,198 and 857,171 shares of common stock were issued under the ESPP, respectively.
Stock Options
The exercise price of stock options granted is equal to the fair value of the underlying stock on the date of grant. The contractual term for stock options expires ten years from the grant date. Stock options generally vested over a three or four-year period, with 25% of the awards vesting after one year and the remainder of the awards vesting on a monthly or quarterly basis thereafter.
The table below summarizes the stock option activity for the year ended December 31, 2016:

	Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands) (1)
Outstanding at December 31, 2015	1,584,832	$0.95	3.96	$3,360
Exercised	(491,483)	$1.26
Forfeited	(102,177)	$0.88
Outstanding and exercisable at December 31, 2016	991,172	$0.77	2.83	$2,527

(1)
The aggregate intrinsic value of options outstanding and exercisable represents the total pretax intrinsic value (the difference between the fair value of the Company's stock on the last day of each period and the exercise price, multiplied by the number of options where the fair value exceeds the exercise price) that would have been received by the option holders had all option holders exercised their options as of December 31, 2016 and 2015, respectively.

The Company did not grant any stock options during the years ended December 31, 2016, 2015 and 2014. The total intrinsic value of options that were exercised during the years ended December 31, 2016, 2015 and 2014 was $1.2 million, $3.0 million and $6.5 million, respectively.
Restricted Stock Units
The restricted stock units granted under the Plans generally have vesting periods between one and four years. The table below summarizes activity regarding unvested restricted stock units under the Plans for the year ended December 31, 2016:

	Restricted Stock Units	Weighted- Average Grant Date Fair Value (per share)
Unvested at December 31, 2015	39,143,509	$6.53
Granted	20,046,195	$3.93
Vested	(22,698,324)	$5.91
Forfeited	(11,083,534)	$6.22
Unvested at December 31, 2016	25,407,846	$5.18

The weighted-average grant date fair value of restricted stock units granted in 2015 and 2014 was $6.01 and $7.59, respectively. The fair value of restricted stock units that vested during each of the three years ended December 31, 2016, 2015 and 2014 was $88.2 million, $163.4 million and $139.8 million, respectively.
In May 2015, 575,744 restricted stock units previously granted to Ticket Monster employees were modified to permit continued vesting following the Company’s sale of its controlling stake in Ticket Monster. These nonemployee restricted stock units, which require ongoing employment with Ticket Monster to vest, are remeasured to fair value each reporting period. As of December 31, 2016, 139,852 of those nonemployee restricted stock units are outstanding.
Performance Share Units
During the year ended December 31, 2016, the Company granted performance share units to certain key employees. The vesting of those awards into shares of the Company's common stock was contingent upon the achievement of specified financial and operational targets for the year ended December 31, 2016 and was subject to both continued employment through the performance period and approval by the Board that the specified financial and operational targets had been achieved. The maximum number of common shares issuable upon vesting of those performance share units was 778,092 shares. Based on the Company's financial and operational results for the year ended December 31, 2016, 503,735 shares became issuable upon vesting of the performance share units following the Board's approval on February 14, 2017.
Restricted Stock Awards
The Company has granted restricted stock awards in connection with business combinations. Compensation expense on these awards is recognized on a straight-line basis over the requisite service periods, which extend through January 2018.
The table below summarizes activity regarding unvested restricted stock for the year ended December 31, 2016:

	Restricted Stock Awards	Weighted- Average Grant Date Fair Value (per share)
Unvested at December 31, 2015	1,908,408	$5.72
Vested	(492,422)	$7.42
Forfeited	(196,968)	$7.42
Unvested at December 31, 2016	1,219,018	$4.76

The fair value of restricted stock that vested during the years ended December 31, 2016, 2015 and 2014 was $2.2 million, $2.6 million and $0.7 million, respectively.
Swiss Pension Plan
The Company maintains a pension plan covering employees in Switzerland pursuant to the requirements of Swiss pension law. Contributions to the Swiss pension plan are paid by the employees and the employer. Certain features of the plan require it to be categorized as a defined benefit plan under U.S. GAAP. These features include a minimum interest guarantee on retirement savings accounts, a predetermined factor for converting accumulated savings account balances into a pension, and death and disability benefits. The projected benefit obligation and net unfunded pension liability were $4.8 million and $2.1 million, respectively, as of December 31, 2016 and $5.9 million and $2.7 million, respectively, as of December 31, 2015. The net periodic pension cost for the years ended December 31, 2016, 2015 and 2014 was $1.1 million, $1.2 million and $0.6 million, respectively.